CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 4,522,474	$ (1,568,382)	$ 14,572,376
Other comprehensive income, net of tax of nil for the years ended December 31, 2011, 2012 and 2013
Foreign currency translation adjustments	3,057,062	1,030,733	3,449,951
Comprehensive income (loss)	7,579,536	(537,649)	18,022,327
Less: comprehensive income (loss) attributable to the noncontrolling interests	(1,124,577)	(282,552)	188,095
Comprehensive income (loss) attributable to Bona Film Group Limited	$ 8,704,113	$ (255,097)	$ 17,834,232